ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Millions		3 Months Ended			12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Changes in accumulated other comprehensive loss (AOCL) by components
Partners' Equity at beginning of year	[1]	$ 1,144		$ 1,149	$ 1,149
Change in fair value of cash flow hedges (Note 10 and 18)	[1]	1		(2)	3				$ (1)
Change in fair value of interest rate derivative instruments recognized in other comprehensive income (loss)	[1]				1		$ 1		1
Net other comprehensive income (loss)		1	[1]		3	[2]	1	[2]
Partners' Equity at end of year	[1]	1,220			1,144		1,149
Cash flow hedges
Changes in accumulated other comprehensive loss (AOCL) by components
Partners' Equity at beginning of year		$ (2)		$ (4)	(4)		(5)		(5)
Change in fair value of cash flow hedges (Note 10 and 18)					3				(1)
Amounts reclassified from AOCL					(2)
Net other comprehensive income (loss)					2		1
Partners' Equity at end of year					(2)		(4)		(5)
Portland Natural Gas Transmission System
Changes in accumulated other comprehensive loss (AOCL) by components
Change in fair value of interest rate derivative instruments recognized in other comprehensive income (loss)					1		1		1
Portland Natural Gas Transmission System | Cash flow hedges
Changes in accumulated other comprehensive loss (AOCL) by components
Change in fair value of interest rate derivative instruments recognized in other comprehensive income (loss)					$ 1		$ 1		$ 1

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
[2]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).